Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation and certain financial performance of our Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and its NEO’s pay.

Pay Versus Performance Table

Year	Summary Compensation Table Total for CEO (1)(2)	Compensation Actually Paid to CEO (1)(3)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (1)(2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers (1)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (TSR)	Net Income
2024	$475,927	$475,927	$185,707	$185,707	$89.12	$2,003,000
2023	$407,968	$407,968	$179,038	$179,038	$104.24	$2,327,000
2022	$389,795	$389,795	$168,804	$168,804	$93.60	$1,787,000

(1)	For each year shown, the CEO was Robert H. Eder and the Non-CEO was Susan R. Johnson.
(2)	Amounts in this column represent the “Total” column set forth in the “Summary Compensation Table” above.
(3)	The Company does not pay incentive-based compensation or grant equity awards. Accordingly, the Summary Compensation Total amount equals the Compensation actually paid for both CEO and Non-CEO.

Named Executive Officers, Footnote	Susan R. Johnson
PEO Total Compensation Amount	$ 475,927	$ 407,968	$ 389,795
PEO Actually Paid Compensation Amount	$ 475,927	407,968	389,795
Adjustment To PEO Compensation, Footnote
Summary Compensation Table

Name and Principal Position	Year	Salary	Severance/ Bonus	Medical Reimbursement Plan 1	All Other Compensation 2	Total Compensation
Robert H. Eder, Chairman,	2024	$337,056	—	$113,591	$25,279	$475,927
CEO & President	2023	327,240	—	56,185	24,543	407,968
Susan R. Johnson,	2024	168,696	—	$4,359	12,652	185,707
Treasurer	2023	163,776	—	2,979	12,283	179,038

1
Amounts reimbursed to the employee in accordance with the Company’s Medical Reimbursement Plan (“Plan”) adopted in 2000 and amended in 2016. The Plan provides for the reimbursement of medical expenses not covered by the Company’s health insurance provider. The maximum benefit under the Plan, inclusive of the cost of purchased health coverage, is $150,000. The above amount excludes premiums paid to the Company’s health insurance provider.

2	Amounts paid directly to the retirement accounts of employees under the Company’s SEP.

Non-PEO NEO Average Total Compensation Amount	$ 185,707	179,038	168,804
Non-PEO NEO Average Compensation Actually Paid Amount	$ 185,707	179,038	168,804
Adjustment to Non-PEO NEO Compensation Footnote
Summary Compensation Table

Name and Principal Position	Year	Salary	Severance/ Bonus	Medical Reimbursement Plan 1	All Other Compensation 2	Total Compensation
Robert H. Eder, Chairman,	2024	$337,056	—	$113,591	$25,279	$475,927
CEO & President	2023	327,240	—	56,185	24,543	407,968
Susan R. Johnson,	2024	168,696	—	$4,359	12,652	185,707
Treasurer	2023	163,776	—	2,979	12,283	179,038

1
Amounts reimbursed to the employee in accordance with the Company’s Medical Reimbursement Plan (“Plan”) adopted in 2000 and amended in 2016. The Plan provides for the reimbursement of medical expenses not covered by the Company’s health insurance provider. The maximum benefit under the Plan, inclusive of the cost of purchased health coverage, is $150,000. The above amount excludes premiums paid to the Company’s health insurance provider.

2	Amounts paid directly to the retirement accounts of employees under the Company’s SEP.

Total Shareholder Return Amount	$ 89.12	104.24	93.6
Net Income (Loss)	$ 2,003,000	2,327,000	$ 1,787,000
PEO Name	Robert H. Eder
PEO
Pay vs Performance Disclosure
Salary	$ 337,056	327,240
Bonus	0	0
All Other Compensation	25,279	24,543
Medical Reimbursement Plan	113,591	56,185
Non-PEO NEO
Pay vs Performance Disclosure
Salary	168,696	163,776
Bonus	0	0
All Other Compensation	12,652	12,283
Medical Reimbursement Plan	$ 4,359	$ 2,979